Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Accounts receivable, allowance for doubtful accounts | $	$ 255	$ 237
Common Class A [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, votes per share	1	1
Common stock, shares authorized (in shares)	10,500,000	10,500,000
Common stock, shares issued (in shares)	3,263,647	3,191,100
Common stock, shares outstanding (in shares)	3,263,647	3,191,100
Common Class B [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, votes per share	10	10
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	611,784	612,231
Common stock, shares outstanding (in shares)	611,784	612,231